UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23053
American Funds Retirement Income Portfolio Series
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Gregory F. Niland
5300 Robin Hood Rd.
Norfolk, VA 23513
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2025
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Conservative
Class A
| NAARX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative

(the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 15	0.30% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,245
Total number of portfolio holdings	11
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder doc ume
nts will be mailed to shareholders with m
ultip
le accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-109-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Conservative
Class C
| NGCRX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 in
ves
tment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 53	1.05% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,245
Total number of portfolio holdings	11
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder
documents
will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-109-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Conservative
Class T
| TFACX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,00
0
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 3	0.05% *
*Annualized.
Key fund statis
ti
cs
Fund net assets (in millions)	$ 1,245
Total number of portfolio holdings	11
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1
%
.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-109-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Conservative
Class F-1
| FAFWX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 inve
st
ment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 18	0.36% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,245
Total number of portfolio holdings	11
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-109-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Conservative
Class F-2
| FDFWX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative

(the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,
000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 6	0.12% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,245
Total number of portfolio holdings	11
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-109-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Conservative
Class F-3
| FICWX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.02% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,245
Total number of portfolio holdings	11
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional info
rmati
on
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-109-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Conservative
Class R-1
| RARPX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 52	1.03% *
*Annualized.
Key fund
statistics
Fund net assets (in millions)	$ 1,245
Total number of portfolio holdings	11
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-109-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Conservative
Class R-2
| RDRPX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 i
nves
tment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 50	0.99% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,245
Total number of portfolio holdings	11
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-109-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Conservative
Class R-2E
| RGRPX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 40	0.79% *
*Annualized.
Key fund
statistics
Fund net assets (in millions)	$ 1,245
Total number of portfolio holdings	11
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-109-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Conservative
Class R-3
| RJRPX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 34	0.68% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,245
Total number of portfolio holdings	11
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-109-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Conservative
Class R-4
| RMRPX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 18	0.36% *
*Annualized.
Key fund
statistics
Fund net assets (in millions)	$ 1,245
Total number of portfolio holdings	11
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-109-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Conservative
Class R-5E
| RROPX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 8	0.16% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,245
Total number of portfolio holdings	11
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net
assets
)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-109-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Conservative
Class R-5
| RQRPX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 4	0.07% *
*Annualized.
Key fund
statistics
Fund net assets (in millions)	$ 1,245
Total number of portfolio holdings	11
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-109-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Conservative
Class R-6
| RTRPX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.02% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,245
Total number of portfolio holdings	11
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-109-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Moderate
Class A
| NBARX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate

(the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 16	0.31% *
*Annualized.
Key fund
statistics
Fund net assets (in millions)	$ 1,490
Total number of portfolio holdings	10
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-110-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Moderate
Class C
| NBCRX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 52	1.04% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,490
Total number of portfolio holdings	10
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional inf
orm
ation
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-110-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Moderate
Class T
| TAFNX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 1	0.02% *
*Annualized.
Key fund
statistics
Fund net assets (in millions)	$ 1,490
Total number of portfolio holdings	10
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-110-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Moderate
Class F-1
| FBFWX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 18	0.36% *
*Annualized.
Key fund
statistics
Fund net assets (in millions)	$ 1,490
Total number of portfolio holdings	10
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-110-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Moderate
Class F-2
| FHFWX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate

(the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 5	0.10% *
*Annualized.
Key fund st
atistic
s
Fund net assets (in millions)	$ 1,490
Total number of portfolio holdings	10
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-110-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Moderate
Class F-3
| FIMWX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.02% *
*Ann
ualiz
ed.
Key fund statistics
Fund net assets (in millions)	$ 1,490
Total number of portfolio holdings	10
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-110-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Moderate
Class R-1
| RBRPX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 52	1.03% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,490
Total number of portfolio holdings	10
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-110-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Moderate
Class R-2
| RERPX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 47	0.93% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,490
Total number of portfolio holdings	10
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-110-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Moderate
Class R-2E
| RHRPX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 35	0.70% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,490
Total number of portfolio holdings	10
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net
assets
)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-110-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Moderate
Class R-3
| RKRPX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 in
vest
ment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 30	0.60% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,490
Total number of portfolio holdings	10
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-110-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Moderate
Class R-4
| RNRPX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 17	0.33% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,490
Total number of portfolio holdings	10
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-110-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Moderate
Class R-5E
| RRPPX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 inve
stment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 10	0.20% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,490
Total number of portfolio holdings	10
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net
assets
)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to sha rehold
ers with m
ulti
ple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-110-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Moderate
Class R-5
| RRRPX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 inve
stme
nt)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 4	0.07% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,490
Total number of portfolio holdings	10
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to s hareholde
rs with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-110-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Moderate
Class R-6
| RURPX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.02% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,490
Total number of portfolio holdings	10
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to s har
eholders with multiple
accounts
at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-110-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Enhanced
Class A
| NDARX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced

(the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 16	0.32% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,796
Total number of portfolio holdings	10
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to sha reh
olders with multiple
accounts
at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-111-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Enhanced
Class C
| NDCRX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 52	1.04% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,796
Total number of portfolio holdings	10
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to s hareho
lders with
multiple
accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-111-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Enhanced
Class T
| TAFEX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 1	0.02% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,796
Total number of portfolio holdings	10
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to share
h
olders with
multipl
e accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-111-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Enhanced
Class F-1
| FCFWX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 19	0.38% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,796
Total number of portfolio holdings	10
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shar ehol
ders with
multiple
accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-111-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Enhanced
Class F-2
| FGFWX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced

(the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 6	0.11% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,796
Total number of portfolio holdings	10
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareh old
ers with multiple
accounts
at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-111-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Enhanced
Class F-3
| FIEWX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 in
vestmen
t)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.02% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,796
Total number of portfolio holdings	10
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with m ulti
ple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-111-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Enhanced
Class R-1
| RCRPX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 in
vestme
nt)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 52	1.03% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,796
Total number of portfolio holdings	10
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with m ul
tiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-111-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Enhanced
Class R-2
| RFRPX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 43	0.85% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,796
Total number of portfolio holdings	10
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to sh areho
lders with m
ultipl
e accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-111-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Enhanced
Class R-2E
| RIRPX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 40	0.80% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,796
Total number of portfolio holdings	10
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder do cu
ments will be mailed to shareholders with m
ulti
ple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-111-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Enhanced
Class R-3
| RLRPX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 31	0.61% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,796
Total number of portfolio holdings	10
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to sha reholde
rs with
multiple
accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-111-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Enhanced
Class R-4
| RPRPX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 11	0.21% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,796
Total number of portfolio holdings	10
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder docu
m
ents will be mailed to
shareholders
with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-111-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Enhanced
Class R-5E
| RRQPX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 8	0.15% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,796
Total number of portfolio holdings	10
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder docum ents
will be mailed to
shareholders
with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-111-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Enhanced
Class R-5
| RXRPX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 5	0.09% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,796
Total number of portfolio holdings	10
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder do cu
ments will be mailed to shareholders with
multip
le accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-111-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Enhanced
Class R-6
| RVRPX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.02% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,796
Total number of portfolio holdings	10
Portfolio turnover rate	2%
Portfolio holdings by fun
d type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be m ail
ed to shareholders with multiple ac
counts
at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-111-0625 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Funds® Retirement Income Portfolio Series
Financial Statements and Other Information N-CSR Items 7-11
for the six months ended April 30, 2025
Lit. No. MFGEFP2-825-0625 © 2025 Capital Group. All rights reserved.

American Funds Conservative Portfoliounaudited
Investment portfolio April 30, 2025

Growth-and-income funds 7%	Shares	Value (000)
American Mutual Fund, Class R-6	1,580,214	$87,086
Equity-income funds 33%
Capital Income Builder, Class R-6	3,110,996	224,769
The Income Fund of America, Class R-6	7,356,575	186,269
		411,038
Balanced funds 12%
American Balanced Fund, Class R-6	2,909,138	99,114
American Funds Global Balanced Fund, Class R-6	1,319,361	49,397
		148,511
Fixed income funds 48%
The Bond Fund of America, Class R-6	16,448,063	186,521
American Funds Strategic Bond Fund, Class R-6	13,307,224	124,556
American Funds Multi-Sector Income Fund, Class R-6	10,701,541	99,203
U.S. Government Securities Fund, Class R-6	5,192,029	62,823
Intermediate Bond Fund of America, Class R-6	4,946,325	62,769
American Funds Inflation Linked Bond Fund, Class R-6	6,515,826	62,552
		598,424
Total investment securities 100% (cost: $1,164,956,000)		1,245,059
Other assets less liabilities 0%		(306)
Net assets 100%		$1,244,753

1	American Funds Retirement Income Portfolio Series

American Funds Conservative Portfolio (continued)
Investments in affiliates1

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 7%
American Mutual Fund, Class R-6	$85,326	$10,700	$3,964	$402	$(5,378)	$87,086	$905	$3,599
Equity-income funds 33%
Capital Income Builder, Class R-6	219,026	12,788	7,115	636	(566)	224,769	4,686	5,023
The Income Fund of America, Class R-6	182,719	13,840	7,649	351	(2,992)	186,269	4,966	3,934
						411,038
Balanced funds 12%
American Balanced Fund, Class R-6	97,322	11,223	4,368	478	(5,541)	99,114	1,500	4,648
American Funds Global Balanced Fund, Class R-6	49,099	2,851	932	16	(1,637)	49,397	540	1,672
						148,511
Fixed income funds 48%
The Bond Fund of America, Class R-6	183,041	9,633	7,147	(39)	1,033	186,521	4,169	—
American Funds Strategic Bond Fund, Class R-6[2]	121,432	4,947	6,409	(396)	4,982	124,556	(170)	—
American Funds Multi-Sector Income Fund, Class R-6	98,721	5,635	3,564	(16)	(1,573)	99,203	3,170	—
U.S. Government Securities Fund, Class R-6	60,421	2,239	919	(27)	1,109	62,823	1,383	—
Intermediate Bond Fund of America, Class R-6	60,975	2,247	1,478	(20)	1,045	62,769	1,335	—
American Funds Inflation Linked Bond Fund, Class R-6	61,112	1,826	1,257	(80)	951	62,552	1,373	—
						598,424
Total 100%				$1,305	$(8,567)	$1,245,059	$23,857	$18,876

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds Retirement Income Portfolio Series	2

American Funds Moderate Portfoliounaudited
Investment portfolio April 30, 2025

Growth-and-income funds 12%	Shares	Value (000)
Capital World Growth and Income Fund, Class R-6	1,615,325	$103,268
American Mutual Fund, Class R-6	1,321,962	72,853
		176,121
Equity-income funds 38%
The Income Fund of America, Class R-6	11,779,293	298,252
Capital Income Builder, Class R-6	3,737,112	270,006
		568,258
Balanced funds 20%
American Balanced Fund, Class R-6	6,502,535	221,541
American Funds Global Balanced Fund, Class R-6	1,999,537	74,863
		296,404
Fixed income funds 30%
American Funds Multi-Sector Income Fund, Class R-6	14,541,145	134,797
The Bond Fund of America, Class R-6	10,559,021	119,739
U.S. Government Securities Fund, Class R-6	8,677,604	104,999
American Funds Strategic Bond Fund, Class R-6	9,637,618	90,208
		449,743
Total investment securities 100% (cost: $1,359,402,000)		1,490,526
Other assets less liabilities 0%		(373)
Net assets 100%		$1,490,153

3	American Funds Retirement Income Portfolio Series

American Funds Moderate Portfolio (continued)
Investments in affiliates1

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 12%
Capital World Growth and Income Fund, Class R-6	$104,437	$8,716	$4,679	$268	$(5,474)	$103,268	$1,033	$5,893
American Mutual Fund, Class R-6	75,018	5,157	2,987	684	(5,019)	72,853	783	3,119
						176,121
Equity-income funds 38%
The Income Fund of America, Class R-6	298,084	17,355	12,825	661	(5,023)	298,252	8,065	6,393
Capital Income Builder, Class R-6	267,801	13,001	10,738	754	(812)	270,006	5,727	6,128
						568,258
Balanced funds 20%
American Balanced Fund, Class R-6	223,492	19,481	9,913	1,209	(12,728)	221,541	3,410	10,584
American Funds Global Balanced Fund, Class R-6	74,250	3,531	455	(29)	(2,434)	74,863	822	2,542
						296,404
Fixed income funds 30%
American Funds Multi-Sector Income Fund, Class R-6	133,776	6,196	2,999	(36)	(2,140)	134,797	4,340	—
The Bond Fund of America, Class R-6	118,560	4,074	3,531	(37)	673	119,739	2,704	—
U.S. Government Securities Fund, Class R-6	103,442	3,801	4,084	(149)	1,989	104,999	2,352	—
American Funds Strategic Bond Fund, Class R-6[2]	88,242	3,517	4,867	(324)	3,640	90,208	(99)	—
						449,743
Total 100%				$3,001	$(27,328)	$1,490,526	$29,137	$34,659

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds Retirement Income Portfolio Series	4

American Funds Enhanced Portfoliounaudited
Investment portfolio April 30, 2025

Growth funds 5%	Shares	Value (000)
AMCAP Fund, Class R-6	2,110,821	$87,704
Growth-and-income funds 15%
Capital World Growth and Income Fund, Class R-6	2,800,457	179,033
American Mutual Fund, Class R-6	1,593,745	87,831
		266,864
Equity-income funds 38%
The Income Fund of America, Class R-6	14,262,808	361,134
Capital Income Builder, Class R-6	4,510,801	325,906
		687,040
Balanced funds 25%
American Balanced Fund, Class R-6	10,457,736	356,295
American Funds Global Balanced Fund, Class R-6	2,421,624	90,666
		446,961
Fixed income funds 17%
American Funds Multi-Sector Income Fund, Class R-6	13,683,889	126,850
The Bond Fund of America, Class R-6	8,020,794	90,956
American High-Income Trust, Class R-6	9,388,091	90,501
		308,307
Total investment securities 100% (cost: $1,579,109,000)		1,796,876
Other assets less liabilities 0%		(381)
Net assets 100%		$1,796,495

5	American Funds Retirement Income Portfolio Series

American Funds Enhanced Portfolio (continued)
Investments in affiliates1

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 5%
AMCAP Fund, Class R-6	$87,490	$10,058	$3,376	$772	$(7,240)	$87,704	$537	$4,783
Growth-and-income funds 15%
Capital World Growth and Income Fund, Class R-6	176,162	16,206	4,405	166	(9,096)	179,033	1,785	10,152
American Mutual Fund, Class R-6	88,492	6,337	1,747	175	(5,426)	87,831	947	3,761
						266,864
Equity-income funds 38%
The Income Fund of America, Class R-6	355,293	20,494	9,419	205	(5,439)	361,134	9,773	7,725
Capital Income Builder, Class R-6	319,388	18,157	11,611	107	(135)	325,906	6,932	7,399
						687,040
Balanced funds 25%
American Balanced Fund, Class R-6	353,487	28,474	6,997	321	(18,990)	356,295	5,501	17,074
American Funds Global Balanced Fund, Class R-6	88,561	5,560	490	(28)	(2,937)	90,666	994	3,074
						446,961
Fixed income funds 17%
American Funds Multi-Sector Income Fund, Class R-6	124,906	6,888	2,886	(34)	(2,024)	126,850	4,095	—
The Bond Fund of America, Class R-6	89,453	3,603	2,607	(38)	545	90,956	2,054	—
American High-Income Trust, Class R-6	89,453	3,979	1,430	(3)	(1,498)	90,501	2,968	—
						308,307
Total 100%				$1,643	$(52,240)	$1,796,876	$35,586	$53,968

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Refer to the notes to financial statements.

American Funds Retirement Income Portfolio Series	6

Financial statementsunaudited
Statements of assets and liabilities at April 30, 2025 (dollars in thousands)

	Conservative Portfolio	Moderate Portfolio	Enhanced Portfolio
Assets:
Investment securities of affiliated issuers, at value	$1,245,059	$1,490,526	$1,796,876
Receivables for:
Sales of investments	—	—	346
Sales of fund’s shares	724	336	1,006
Dividends	1,693	1,576	1,545
Total assets	1,247,476	1,492,438	1,799,773
Liabilities:
Payables for:
Purchases of investments	1,988	1,697	1,545
Repurchases of fund’s shares	429	215	1,352
Services provided by related parties	295	362	369
Trustees’ deferred compensation	11	11	12
Total liabilities	2,723	2,285	3,278

Net assets at April 30, 2025	$1,244,753	$1,490,153	$1,796,495
Net assets consist of:
Capital paid in on shares of beneficial interest	$1,172,241	$1,322,075	$1,523,291
Total distributable earnings (accumulated loss)	72,512	168,078	273,204
Net assets at April 30, 2025	$1,244,753	$1,490,153	$1,796,495
Investment securities of affiliated issuers, at cost	$1,164,956	$1,359,402	$1,579,109

Refer to the notes to financial statements.

7	American Funds Retirement Income Portfolio Series

Financial statements (continued)unaudited
Statements of assets and liabilities at April 30, 2025  (continued)(dollars and shares in thousands, except per-share amounts)

		Conservative Portfolio	Moderate Portfolio	Enhanced Portfolio
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class A:	Net assets	$924,382	$1,206,715	$1,380,194
	Shares outstanding	77,192	94,568	99,436
	Net asset value per share	$11.98	$12.76	$13.88
Class C:	Net assets	$93,433	$78,466	$68,611
	Shares outstanding	7,846	6,180	4,963
	Net asset value per share	$11.91	$12.70	$13.83
Class T:	Net assets	$11	$12	$13
	Shares outstanding	1	1	1
	Net asset value per share	$11.99	$12.76	$13.89
Class F-1:	Net assets	$20,171	$13,903	$19,319
	Shares outstanding	1,684	1,089	1,391
	Net asset value per share	$11.98	$12.76	$13.89
Class F-2:	Net assets	$128,951	$146,704	$258,490
	Shares outstanding	10,747	11,475	18,589
	Net asset value per share	$12.00	$12.79	$13.91
Class F-3:	Net assets	$20,317	$16,815	$37,525
	Shares outstanding	1,694	1,317	2,701
	Net asset value per share	$11.99	$12.77	$13.89
Class R-1:	Net assets	$1,400	$1,605	$1,431
	Shares outstanding	117	127	103
	Net asset value per share	$11.94	$12.69	$13.86
Class R-2:	Net assets	$2,401	$2,722	$3,576
	Shares outstanding	201	214	259
	Net asset value per share	$11.95	$12.71	$13.79
Class R-2E:	Net assets	$240	$84	$528
	Shares outstanding	20	7	38
	Net asset value per share	$12.00	$12.78	$13.88
Class R-3:	Net assets	$3,032	$6,814	$7,339
	Shares outstanding	253	535	531
	Net asset value per share	$11.99	$12.73	$13.83
Class R-4:	Net assets	$3,920	$3,077	$4,447
	Shares outstanding	324	241	320
	Net asset value per share	$12.09	$12.75	$13.89
Class R-5E:	Net assets	$1,560	$438	$1,886
	Shares outstanding	129	34	136
	Net asset value per share	$12.07	$12.77	$13.89
Class R-5:	Net assets	$561	$708	$483
	Shares outstanding	47	55	35
	Net asset value per share	$12.01	$12.82	$13.92
Class R-6:	Net assets	$44,374	$12,090	$12,653
	Shares outstanding	3,696	945	909
	Net asset value per share	$12.01	$12.80	$13.92

Refer to the notes to financial statements.

American Funds Retirement Income Portfolio Series	8

Financial statements (continued)unaudited
Statements of operations for the six months ended April 30, 2025 (dollars in thousands)

	Conservative Portfolio	Moderate Portfolio	Enhanced Portfolio
Investment income:
Income:
Dividends from affiliated issuers	$23,857	$29,137	$35,586
Fees and expenses*:
Distribution services	1,655	2,049	2,318
Transfer agent services	241	236	309
Reports to shareholders	8	9	11
Registration statement and prospectus	79	94	114
Trustees’ compensation	2	2	3
Auditing and legal	5	6	8
Custodian	2	3	4
Other	3	4	4
Less waivers and/or reimbursements of fees and expenses:
Transfer agent services reimbursement	— †	—	—
Total fees and expenses	1,995	2,403	2,771
Net investment income	21,862	26,734	32,815
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on sale of investments in affiliated issuers	1,305	3,001	1,643
Capital gain distributions received from affiliated issuers	18,876	34,659	53,968
	20,181	37,660	55,611
Net unrealized appreciation (depreciation) on investments in affiliated issuers	(8,567)	(27,328)	(52,240)
Net realized gain (loss) and unrealized appreciation (depreciation)	11,614	10,332	3,371
Net increase (decrease) in net assets resulting from operations	$33,476	$37,066	$36,186
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†
Amount less than one thousand.

Refer to the notes to financial statements.

9	American Funds Retirement Income Portfolio Series

Financial statements (continued)
Statements of changes in net assets(dollars in thousands)

	Conservative Portfolio		Moderate Portfolio		Enhanced Portfolio
	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,
	2025*	2024	2025*	2024	2025*	2024
Operations:
Net investment income (loss)	$21,862	$39,239	$26,734	$46,149	$32,815	$51,260
Net realized gain (loss)	20,181	(1,785)	37,660	1,615	55,611	2,121
Net unrealized appreciation (depreciation)	(8,567)	155,151	(27,328)	218,280	(52,240)	296,565
Net increase (decrease) in net assets resulting from operations	33,476	192,605	37,066	266,044	36,186	349,946
Distributions paid to shareholders	(22,676)	(39,330)	(27,560)	(50,070)	(33,242)	(56,100)
Net capital share transactions	15,073	(83,608)	(6,127)	(32,024)	21,228	12,222
Total increase (decrease) in net assets	25,873	69,667	3,379	183,950	24,172	306,068
Net assets:
Beginning of period	1,218,880	1,149,213	1,486,774	1,302,824	1,772,323	1,466,255
End of period	$1,244,753	$1,218,880	$1,490,153	$1,486,774	$1,796,495	$1,772,323
*
Unaudited.
Refer to the notes to financial statements.

American Funds Retirement Income Portfolio Series	10

Notes to financial statementsunaudited
1. Organization

American Funds Retirement Income Portfolio Series (the “series“) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The series consists of three funds (the “funds“). The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives are as follows:
American Funds Conservative Portfolio	Seeks current income, long-term growth of capital and conservation of capital, with an emphasis on income and conservation of capital.
American Funds Moderate Portfolio	Seeks current income, long-term growth of capital and conservation of capital.
American Funds Enhanced Portfolio	Seeks current income, long-term growth of capital and conservation of capital, with an emphasis on income and growth of capital.
Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company ("CRMC"), the series’ investment adviser, is also the investment adviser to the underlying funds.
Each fund in the series has 14 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The eight retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The funds’ share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 5.75%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years
Class T*	Up to 2.50%	None	None
Classes F-1, F-2 and F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T shares of each fund are not available for purchase.
Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.
2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

11	American Funds Retirement Income Portfolio Series

Operating segments — In the reporting period, the funds early adopted FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect each fund’s financial position or the results of its operations. Each fund represents a single operating segment as the operating results of each fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the funds’ Principal Executive Officer and Principal Financial Officer, serves as the funds’ chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess each fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.
Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date. Distributions received by the funds that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.
Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution and transfer agent services, are charged directly to the respective share class of each fund.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.
3. Valuation

Security valuation — The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. As of April 30, 2025, all of the investment securities held by each fund were classified as Level 1.

American Funds Retirement Income Portfolio Series	12

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.
Periodic withdrawal risks — There is no guarantee that any of the funds will provide adequate income through retirement. These funds are not designed to, and are not expected to, generate distributions that equal a fixed percentage of each fund’s current net asset value per share. An investor taking periodic withdrawals from any of the funds should not assume that the source of a distribution is dividend or interest income or capital gains; rather, all or a portion of a distribution from any of the funds may consist of a return of capital. A return of capital is a return of all or part of an investor’s original investment in each fund. Each fund’s ability to preserve capital while making periodic distributions to investors is subject to market conditions at the time an investor invests in each fund and during the length of time such investor holds shares of each fund. Even if each fund’s portfolio value grows over time, such growth may be insufficient to enable each fund to make periodic distributions to investors without returning capital to shareholders. Payments consisting of return of capital will result in a decrease in an investor’s fund share balance. Higher rates of withdrawal and withdrawals during declining markets may result in a more rapid decrease in an investor’s fund share balance. Persistent returns of capital could ultimately result in a zero account balance.
Additionally, as periodic withdrawals by investors will be made from each fund’s assets and investors are generally not expected to reinvest such distributions in additional fund shares, distributions to investors will reduce the amount of assets available for investment by each fund. Each fund may suffer substantial investment losses and simultaneously experience additional asset reductions as a result of its distributions to shareholders.
Allocation risk — Investments in each fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of each fund’s assets could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives.
Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as each fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by each fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that each fund’s investment adviser does not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the funds. This strategy could raise certain conflicts of interest when determining the overall asset allocation of the fund or choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of each fund.
Underlying fund risks — Because each fund’s investments consist of underlying funds, each fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.
Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the underlying funds invest in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying funds’ investments may be negatively affected by developments in other countries and regions.

13	American Funds Retirement Income Portfolio Series

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

American Funds Retirement Income Portfolio Series	14

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce an underlying fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the underlying fund.
Interest rate risk — The values and liquidity of the securities held by the underlying fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The underlying fund may invest in variable and floating rate securities. When the underlying fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the underlying fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.
Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the underlying fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks.

15	American Funds Retirement Income Portfolio Series

Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S.. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Management — The investment adviser to each fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended April 30, 2025, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.
Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses, capital losses related to sales of certain securities within 30 days of purchase and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.
Additional tax basis disclosures for each fund are as follows (dollars in thousands):
	Conservative Portfolio	Moderate Portfolio	Enhanced Portfolio
As of October 31, 2024
Undistributed ordinary income	$3,088	$2,656	$1,905
Undistributed long-term capital gains	—	341	629
Capital loss carryforward*	(26,760)	—	—
As of April 30, 2025
Gross unrealized appreciation on investments	119,559	171,749	230,162
Gross unrealized depreciation on investments	(43,004)	(43,047)	(14,746)
Net unrealized appreciation (depreciation) on investments	76,555	128,702	215,416
Cost of investments	1,168,504	1,361,824	1,581,460
*
Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

American Funds Retirement Income Portfolio Series	16

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):
Conservative Portfolio
	Six months ended April 30, 2025			Year ended October 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$16,873	$—	$16,873	$28,968	$—	$28,968
Class C	1,446	—	1,446	2,809	—	2,809
Class T	— †	—	— †	— †	—	— †
Class F-1	361	—	361	660	—	660
Class F-2	2,529	—	2,529	4,342	—	4,342
Class F-3	404	—	404	742	—	742
Class R-1	20	—	20	39	—	39
Class R-2	35	—	35	53	—	53
Class R-2E	4	—	4	5	—	5
Class R-3	47	—	47	73	—	73
Class R-4	73	—	73	162	—	162
Class R-5E	18	—	18	19	—	19
Class R-5	9	—	9	14	—	14
Class R-6	857	—	857	1,444	—	1,444
Total	$22,676	$—	$22,676	$39,330	$—	$39,330
Moderate Portfolio
	Six months ended April 30, 2025			Year ended October 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$22,119	$282	$22,401	$36,793	$3,339	$40,132
Class C	1,198	19	1,217	2,234	280	2,514
Class T	— †	— †	— †	— †	— †	— †
Class F-1	260	3	263	511	50	561
Class F-2	2,804	34	2,838	5,012	436	5,448
Class F-3	349	4	353	580	47	627
Class R-1	38	1	39	65	7	72
Class R-2	44	1	45	66	7	73
Class R-2E	1	— †	1	2	— †	2
Class R-3	119	2	121	173	17	190
Class R-4	51	1	52	66	7	73
Class R-5E	7	— †	7	11	1	12
Class R-5	11	— †	11	16	1	17
Class R-6	210	2	212	323	26	349
Total	$27,211	$349	$27,560	$45,852	$4,218	$50,070
Refer to the end of the table(s) for footnote(s).

17	American Funds Retirement Income Portfolio Series

Enhanced Portfolio
	Six months ended April 30, 2025			Year ended October 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$25,007	$490	$25,497	$38,821	$4,049	$42,870
Class C	1,061	26	1,087	1,825	270	2,095
Class T	— †	— †	— †	— †	— †	— †
Class F-1	347	7	354	557	62	619
Class F-2	4,910	91	5,001	7,417	722	8,139
Class F-3	728	13	741	1,310	129	1,439
Class R-1	21	1	22	33	5	38
Class R-2	53	1	54	96	16	112
Class R-2E	8	— †	8	16	2	18
Class R-3	123	3	126	173	21	194
Class R-4	87	2	89	163	21	184
Class R-5E	37	1	38	49	4	53
Class R-5	3	— †	3	1	— †	1
Class R-6	218	4	222	310	28	338
Total	$32,603	$639	$33,242	$50,771	$5,329	$56,100
†
Amount less than one thousand.
6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, CCG and AFS are considered related parties to the series.
Investment advisory services — The series has an investment advisory and service agreement with CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.
Class-specific fees and expenses — Expenses that are specific to individual share classes of each fund are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The series has plans of distribution for all share classes of each fund, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Classes C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Class R-3	0.50	0.75
Classes T, F-1 and R-4	0.25	0.50
For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. This share class reimburses CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. As of April 30, 2025, there were no unreimbursed expenses subject to reimbursement for any of the funds’ Class A shares.

American Funds Retirement Income Portfolio Series	18

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders. For the six months ended April 30, 2025, CRMC reimbursed transfer agent services fees of less than $1,000 for Conservative Portfolio Class R-2E shares. CRMC does not intend to recoup this reimbursement.
Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to the series. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the series and market developments that impact underlying fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each underlying fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets for Class R-6 shares. CRMC receives administrative services fees at the annual rate of 0.03% of the average daily net assets of the Class R-6 shares of each underlying fund for CRMC’s provision of administrative services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.
For the six months ended April 30, 2025, the class-specific expenses of each fund under these agreements were as follows
(dollars in thousands):
Conservative Portfolio
Share class	Distribution services	Transfer agent services
Class A	$1,125	$144
Class C	477	16
Class T	—	— *
Class F-1	24	9
Class F-2	Not applicable	63
Class F-3	Not applicable	— *
Class R-1	7	— *
Class R-2	9	3
Class R-2E	1	— *
Class R-3	7	2
Class R-4	5	2
Class R-5E	Not applicable	1
Class R-5	Not applicable	— *
Class R-6	Not applicable	1
Total class-specific expenses	$1,655	$241
Moderate Portfolio

Share class	Distribution services	Transfer agent services
Class A	$1,589	$149
Class C	401	10
Class T	—	—
Class F-1	18	7
Class F-2	Not applicable	63
Class F-3	Not applicable	— *
Class R-1	11	— *
Class R-2	10	2
Class R-2E	— *	— *
Class R-3	17	4
Class R-4	3	1
Class R-5E	Not applicable	— *
Class R-5	Not applicable	— *
Class R-6	Not applicable	— *
Total class-specific expenses	$2,049	$236
Enhanced Portfolio

Share class	Distribution services	Transfer agent services
Class A	$1,894	$157
Class C	358	9
Class T	—	— *
Class F-1	24	11
Class F-2	Not applicable	125
Class F-3	Not applicable	1
Class R-1	7	— *
Class R-2	12	1
Class R-2E	2	1
Class R-3	17	3
Class R-4	4	— *
Class R-5E	Not applicable	1
Class R-5	Not applicable	— *
Class R-6	Not applicable	— *
Total class-specific expenses	$2,318	$309
*
Amount less than one thousand.

19	American Funds Retirement Income Portfolio Series

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation shown on the accompanying financial statements reflects current fees (either paid in cash or deferred) and a net decrease in the value of the deferred amounts as follows (dollars in thousands):
	Current fees	Decrease in value of deferred amounts	Total trustees’ compensation
Conservative Portfolio	$2	$— *	$2
Moderate Portfolio	2	— *	2
Enhanced Portfolio	3	— *	3
*
Amount less than one thousand.
Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.
7. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.
8. Investment transactions

The funds engaged in purchases and sales of investment securities of affiliated issuers during the six months ended April 30, 2025, as follows (dollars in thousands):
	Purchases	Sales
Conservative Portfolio	$77,929	$42,384
Moderate Portfolio	84,830	55,331
Enhanced Portfolio	119,757	44,970

American Funds Retirement Income Portfolio Series	20

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):
Conservative Portfolio
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2025
Class A	$80,673	6,793	$16,732	1,426	$(75,863)	(6,399)	$21,542	1,820
Class C	5,877	500	1,439	124	(16,631)	(1,410)	(9,315)	(786)
Class T	—	—	—	—	—	—	—	—
Class F-1	2,182	184	361	31	(1,768)	(150)	775	65
Class F-2	12,721	1,069	2,523	215	(15,874)	(1,337)	(630)	(53)
Class F-3	1,845	156	404	35	(2,856)	(241)	(607)	(50)
Class R-1	94	8	20	1	(1)	— †	113	9
Class R-2	239	20	35	3	(286)	(24)	(12)	(1)
Class R-2E	12	1	3	— †	(1)	— †	14	1
Class R-3	457	39	47	4	(372)	(31)	132	12
Class R-4	179	15	73	6	(425)	(35)	(173)	(14)
Class R-5E	969	81	17	1	(92)	(8)	894	74
Class R-5	132	11	9	1	— †	— †	141	12
Class R-6	7,690	643	857	73	(6,348)	(533)	2,199	183
Total net increase (decrease)	$113,070	9,520	$22,520	1,920	$(120,517)	(10,168)	$15,073	1,272
Year ended October 31, 2024
Class A	$88,315	7,701	$28,736	2,502	$(163,420)	(14,368)	$(46,369)	(4,165)
Class C	7,285	641	2,793	245	(33,048)	(2,913)	(22,970)	(2,027)
Class T	—	—	—	—	—	—	—	—
Class F-1	2,001	177	660	58	(6,630)	(584)	(3,969)	(349)
Class F-2	27,450	2,394	4,334	376	(36,617)	(3,200)	(4,833)	(430)
Class F-3	2,598	225	742	65	(5,869)	(518)	(2,529)	(228)
Class R-1	90	8	39	4	(475)	(42)	(346)	(30)
Class R-2	648	56	53	5	(151)	(13)	550	48
Class R-2E	125	11	5	— †	(51)	(4)	79	7
Class R-3	786	68	73	6	(452)	(40)	407	34
Class R-4	556	48	162	14	(3,838)	(333)	(3,120)	(271)
Class R-5E	215	18	18	2	(56)	(5)	177	15
Class R-5	10	1	13	1	(9)	(1)	14	1
Class R-6	14,936	1,303	1,444	125	(17,079)	(1,495)	(699)	(67)
Total net increase (decrease)	$145,015	12,651	$39,072	3,403	$(267,695)	(23,516)	$(83,608)	(7,462)
Refer to the end of the table(s) for footnote(s).

21	American Funds Retirement Income Portfolio Series

Moderate Portfolio
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2025
Class A	$74,823	5,885	$22,096	1,756	$(96,458)	(7,596)	$461	45
Class C	5,660	447	1,213	97	(13,083)	(1,037)	(6,210)	(493)
Class T	—	—	—	—	—	—	—	—
Class F-1	513	40	261	21	(1,626)	(128)	(852)	(67)
Class F-2	16,452	1,294	2,773	220	(18,340)	(1,446)	885	68
Class F-3	498	40	354	28	(3,121)	(245)	(2,269)	(177)
Class R-1	204	16	39	3	(1,352)	(107)	(1,109)	(88)
Class R-2	212	17	44	3	(356)	(28)	(100)	(8)
Class R-2E	2	1	1	— †	— †	— †	3	1
Class R-3	998	78	121	10	(1,052)	(83)	67	5
Class R-4	768	60	51	4	(54)	(4)	765	60
Class R-5E	72	5	7	1	(10)	(1)	69	5
Class R-5	232	18	11	— †	(16)	(1)	227	17
Class R-6	2,556	201	213	17	(833)	(65)	1,936	153
Total net increase (decrease)	$102,990	8,102	$27,184	2,160	$(136,301)	(10,741)	$(6,127)	(479)
Year ended October 31, 2024
Class A	$132,081	10,895	$39,615	3,269	$(173,316)	(14,373)	$(1,620)	(209)
Class C	9,400	781	2,505	208	(29,898)	(2,487)	(17,993)	(1,498)
Class T	—	—	—	—	—	—	—	—
Class F-1	883	72	557	46	(4,949)	(403)	(3,509)	(285)
Class F-2	24,126	1,979	5,343	441	(43,238)	(3,567)	(13,769)	(1,147)
Class F-3	5,779	467	626	52	(4,106)	(337)	2,299	182
Class R-1	602	48	72	6	(519)	(42)	155	12
Class R-2	357	30	73	6	(87)	(7)	343	29
Class R-2E	4	— †	2	— †	— †	— †	6	— †
Class R-3	2,506	205	190	15	(1,262)	(106)	1,434	114
Class R-4	370	29	73	6	(456)	(38)	(13)	(3)
Class R-5E	178	15	12	1	(129)	(11)	61	5
Class R-5	15	2	17	1	(86)	(7)	(54)	(4)
Class R-6	2,321	191	350	29	(2,035)	(168)	636	52
Total net increase (decrease)	$178,622	14,714	$49,435	4,080	$(260,081)	(21,546)	$(32,024)	(2,752)
Refer to the end of the table(s) for footnote(s).

American Funds Retirement Income Portfolio Series	22

Enhanced Portfolio
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2025
Class A	$93,356	6,714	$25,071	1,813	$(99,544)	(7,150)	$18,883	1,377
Class C	3,750	271	1,082	79	(11,585)	(839)	(6,753)	(489)
Class T	—	—	—	—	—	—	—	—
Class F-1	1,111	80	353	26	(1,502)	(108)	(38)	(2)
Class F-2	25,375	1,831	4,834	349	(24,362)	(1,746)	5,847	434
Class F-3	3,078	221	742	53	(3,864)	(276)	(44)	(2)
Class R-1	43	3	21	2	(45)	(4)	19	1
Class R-2	362	26	54	4	(86)	(6)	330	24
Class R-2E	3	— †	8	1	(2)	— †	9	1
Class R-3	1,315	95	125	9	(258)	(18)	1,182	86
Class R-4	21	2	88	5	(315)	(22)	(206)	(15)
Class R-5E	107	7	38	3	(211)	(15)	(66)	(5)
Class R-5	472	34	3	— †	—	—	475	34
Class R-6	2,222	164	222	16	(854)	(61)	1,590	119
Total net increase (decrease)	$131,215	9,448	$32,641	2,360	$(142,628)	(10,245)	$21,228	1,563
Year ended October 31, 2024
Class A	$163,189	12,404	$42,213	3,224	$(182,571)	(13,978)	$22,831	1,650
Class C	8,103	618	2,087	161	(24,650)	(1,894)	(14,460)	(1,115)
Class T	—	—	—	—	—	—	—	—
Class F-1	1,798	137	619	47	(3,604)	(277)	(1,187)	(93)
Class F-2	46,498	3,528	7,970	607	(48,889)	(3,759)	5,579	376
Class F-3	12,011	941	1,439	110	(12,200)	(929)	1,250	122
Class R-1	324	24	37	3	(391)	(30)	(30)	(3)
Class R-2	477	36	112	8	(2,341)	(179)	(1,752)	(135)
Class R-2E	9	1	17	1	(173)	(13)	(147)	(11)
Class R-3	1,089	84	194	15	(1,490)	(114)	(207)	(15)
Class R-4	407	31	184	14	(2,943)	(227)	(2,352)	(182)
Class R-5E	570	44	53	4	(83)	(6)	540	42
Class R-5	— †	— †	— †	— †	—	—	— †	— †
Class R-6	2,596	198	339	26	(778)	(60)	2,157	164
Total net increase (decrease)	$237,071	18,046	$55,264	4,220	$(280,113)	(21,466)	$12,222	800
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.

23	American Funds Retirement Income Portfolio Series

Financial highlights
Conservative Portfolio

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
4/30/2025[6,7]	$11.87	$.21	$.12	$.33	$(.22 )	$—	$(.22 )	$11.98	2.85%[8]	$924	.30%[9]	.30%[9]	.58%[9]	3.63%[9]
10/31/2024	10.44	.38	1.43	1.81	(.38 )	—	(.38 )	11.87	17.49	895.31		.31	.59	3.29
10/31/2023	10.67	.39	(.25 )	.14	(.37 )	—	(.37 )	10.44	1.20	830.30		.30	.57	3.53
10/31/2022	12.49	.29	(1.70)	(1.41)	(.29 )	(.12 )	(.41 )	10.67	(11.55)	929.34		.34	.60	2.48
10/31/2021	11.35	.23	1.34	1.57	(.34 )	(.09 )	(.43 )	12.49	14.03	1,024.35		.35	.61	1.86
10/31/2020	11.30	.25	.17	.42	(.29 )	(.08 )	(.37 )	11.35	3.75	755.37		.37	.64	2.23
Class C:
4/30/2025[6,7]	11.81	.17	.11	.28	(.18 )	—	(.18 )	11.91	2.38 [8]	94	1.05 [9]	1.05 [9]	1.33 [9]	2.90 [9]
10/31/2024	10.38	.29	1.43	1.72	(.29 )	—	(.29 )	11.81	16.70	102	1.05	1.05	1.33	2.57
10/31/2023	10.61	.30	(.25 )	.05	(.28 )	—	(.28 )	10.38	.42	111	1.05	1.05	1.32	2.79
10/31/2022	12.42	.21	(1.69)	(1.48)	(.21 )	(.12 )	(.33 )	10.61	(12.17)	131	1.05	1.05	1.31	1.78
10/31/2021	11.29	.14	1.34	1.48	(.26 )	(.09 )	(.35 )	12.42	13.25	155	1.05	1.05	1.31	1.16
10/31/2020	11.24	.17	.17	.34	(.21 )	(.08 )	(.29 )	11.29	3.06	116	1.07	1.07	1.34	1.55
Class T:
4/30/2025[6,7]	11.88	.23	.12	.35	(.24 )	—	(.24 )	11.99	2.98 [8,10]	— [11]	.05 [9,10]	.05 [9,10]	.33 [9,10]	3.90 [9,10]
10/31/2024	10.45	.41	1.43	1.84	(.41 )	—	(.41 )	11.88	17.80 [10]	— [11]	.04 [10]	.04 [10]	.32 [10]	3.56 [10]
10/31/2023	10.68	.42	(.25 )	.17	(.40 )	—	(.40 )	10.45	1.47 [10]	— [11]	.02 [10]	.02 [10]	.29 [10]	3.80 [10]
10/31/2022	12.50	.33	(1.70)	(1.37)	(.33 )	(.12 )	(.45 )	10.68	(11.27)[10]	— [11]	.05 [10]	.05 [10]	.31 [10]	2.79 [10]
10/31/2021	11.36	.27	1.34	1.61	(.38 )	(.09 )	(.47 )	12.50	14.34 [10]	— [11]	.05 [10]	.05 [10]	.31 [10]	2.18 [10]
10/31/2020	11.31	.29	.16	.45	(.32 )	(.08 )	(.40 )	11.36	4.04 [10]	— [11]	.07 [10]	.07 [10]	.34 [10]	2.57 [10]
Class F-1:
4/30/2025[6,7]	11.88	.21	.11	.32	(.22 )	—	(.22 )	11.98	2.74 [8]	20	.36 [9]	.36 [9]	.64 [9]	3.59 [9]
10/31/2024	10.44	.37	1.44	1.81	(.37 )	—	(.37 )	11.88	17.50	19.37		.37	.65	3.27
10/31/2023	10.67	.38	(.25 )	.13	(.36 )	—	(.36 )	10.44	1.10	21.37		.37	.64	3.47
10/31/2022	12.49	.29	(1.70)	(1.41)	(.29 )	(.12 )	(.41 )	10.67	(11.57)	26.37		.37	.63	2.47
10/31/2021	11.36	.23	1.33	1.56	(.34 )	(.09 )	(.43 )	12.49	13.90	30.37		.37	.63	1.85
10/31/2020	11.30	.25	.18	.43	(.29 )	(.08 )	(.37 )	11.36	3.83	25.38		.38	.65	2.21
Class F-2:
4/30/2025[6,7]	11.90	.23	.10	.33	(.23 )	—	(.23 )	12.00	2.86 [8]	129	.12 [9]	.12 [9]	.40 [9]	3.84 [9]
10/31/2024	10.46	.40	1.44	1.84	(.40 )	—	(.40 )	11.90	17.78	129.12		.12	.40	3.47
10/31/2023	10.69	.41	(.25 )	.16	(.39 )	—	(.39 )	10.46	1.37	117.12		.12	.39	3.72
10/31/2022	12.52	.32	(1.71)	(1.39)	(.32 )	(.12 )	(.44 )	10.69	(11.39)	146.12		.12	.38	2.71
10/31/2021	11.37	.25	1.36	1.61	(.37 )	(.09 )	(.46 )	12.52	14.35	150.12		.12	.38	2.08
10/31/2020	11.32	.28	.16	.44	(.31 )	(.08 )	(.39 )	11.37	3.97	105.14		.14	.41	2.43
Class F-3:
4/30/2025[6,7]	11.89	.23	.11	.34	(.24 )	—	(.24 )	11.99	2.91 [8]	20	.02 [9]	.02 [9]	.30 [9]	3.95 [9]
10/31/2024	10.45	.41	1.44	1.85	(.41 )	—	(.41 )	11.89	17.91	21.02		.02	.30	3.61
10/31/2023	10.68	.41	(.24 )	.17	(.40 )	—	(.40 )	10.45	1.48	21.02		.02	.29	3.76
10/31/2022	12.51	.34	(1.72)	(1.38)	(.33 )	(.12 )	(.45 )	10.68	(11.32)	22.02		.02	.28	2.93
10/31/2021	11.37	.26	1.35	1.61	(.38 )	(.09 )	(.47 )	12.51	14.36	22.02		.02	.28	2.10
10/31/2020	11.31	.29	.17	.46	(.32 )	(.08 )	(.40 )	11.37	4.16	10.04		.04	.31	2.57
Class R-1:
4/30/2025[6,7]	11.84	.17	.11	.28	(.18 )	—	(.18 )	11.94	2.41 [8]	1	1.03 [9]	1.03 [9]	1.31 [9]	2.86 [9]
10/31/2024	10.41	.30	1.43	1.73	(.30 )	—	(.30 )	11.84	16.69	1	1.04	1.04	1.32	2.62
10/31/2023	10.64	.30	(.24 )	.06	(.29 )	—	(.29 )	10.41	.45	1	1.04	1.04	1.31	2.76
10/31/2022	12.46	.21	(1.70)	(1.49)	(.21 )	(.12 )	(.33 )	10.64	(12.23)	2	1.04	1.04	1.30	1.82
10/31/2021	11.32	.14	1.35	1.49	(.26 )	(.09 )	(.35 )	12.46	13.27	2	1.07	1.07	1.33	1.12
10/31/2020	11.27	.17	.16	.33	(.20 )	(.08 )	(.28 )	11.32	3.00	1	1.08	1.08	1.35	1.53
Refer to the end of the table(s) for footnote(s).

American Funds Retirement Income Portfolio Series	24

Financial highlights (continued)
Conservative Portfolio (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-2:
4/30/2025[6,7]	$11.84	$.17	$.12	$.29	$(.18 )	$—	$(.18 )	$11.95	2.50%[8]	$3	.99%[9]	.99%[9]	1.27%[9]	2.94%[9]
10/31/2024	10.42	.29	1.43	1.72	(.30 )	—	(.30 )	11.84	16.66	2	1.00	1.00	1.28	2.56
10/31/2023	10.65	.30	(.24 )	.06	(.29 )	—	(.29 )	10.42	.48	2	1.03	1.03	1.30	2.76
10/31/2022	12.47	.21	(1.70)	(1.49)	(.21 )	(.12 )	(.33 )	10.65	(12.20)	1	1.03	1.03	1.29	1.82
10/31/2021	11.33	.15	1.34	1.49	(.26 )	(.09 )	(.35 )	12.47	13.31	2	1.01	1.01	1.27	1.24
10/31/2020	11.27	.20	.16	.36	(.22 )	(.08 )	(.30 )	11.33	3.28	2.89		.89	1.16	1.73
Class R-2E:
4/30/2025[6,7]	11.89	.18	.12	.30	(.19 )	—	(.19 )	12.00	2.59 [8]	— [11]	.80 [9]	.79 [9]	1.07 [9]	3.12 [9]
10/31/2024	10.46	.32	1.44	1.76	(.33 )	—	(.33 )	11.89	16.99	— [11]	.76	.76	1.04	2.75
10/31/2023	10.68	.33	(.25 )	.08	(.30 )	—	(.30 )	10.46	.71 [10]	— [11]	.78 [10]	.78 [10]	1.05 [10]	2.99 [10]
10/31/2022	12.51	.24	(1.71)	(1.47)	(.24 )	(.12 )	(.36 )	10.68	(11.97)[10]	— [11]	.76 [10]	.76 [10]	1.02 [10]	2.08 [10]
10/31/2021	11.38	.15	1.40	1.55	(.33 )	(.09 )	(.42 )	12.51	13.81	— [11]	.68	.63	.89	1.22
10/31/2020	11.32	.26	.16	.42	(.28 )	(.08 )	(.36 )	11.38	3.82 [10]	— [11]	.61 [10]	.33 [10]	.60 [10]	2.30 [10]
Class R-3:
4/30/2025[6,7]	11.89	.19	.11	.30	(.20 )	—	(.20 )	11.99	2.57 [8]	3	.68 [9]	.68 [9]	.96 [9]	3.18 [9]
10/31/2024	10.45	.33	1.45	1.78	(.34 )	—	(.34 )	11.89	17.17	3.67		.67	.95	2.90
10/31/2023	10.69	.35	(.26 )	.09	(.33 )	—	(.33 )	10.45	.76	2.65		.65	.92	3.16
10/31/2022	12.51	.27	(1.72)	(1.45)	(.25 )	(.12 )	(.37 )	10.69	(11.82)	2.62		.62	.88	2.27
10/31/2021	11.36	.19	1.36	1.55	(.31 )	(.09 )	(.40 )	12.51	13.77	4.63		.63	.89	1.59
10/31/2020	11.31	.22	.17	.39	(.26 )	(.08 )	(.34 )	11.36	3.47	4.65		.65	.92	1.97
Class R-4:
4/30/2025[6,7]	11.98	.21	.12	.33	(.22 )	—	(.22 )	12.09	2.80 [8]	4	.36 [9]	.36 [9]	.64 [9]	3.58 [9]
10/31/2024	10.52	.39	1.44	1.83	(.37 )	—	(.37 )	11.98	17.54	4.35		.35	.63	3.43
10/31/2023	10.75	.38	(.25 )	.13	(.36 )	—	(.36 )	10.52	1.14	6.34		.34	.61	3.45
10/31/2022	12.59	.30	(1.73)	(1.43)	(.29 )	(.12 )	(.41 )	10.75	(11.62)	6.33		.33	.59	2.50
10/31/2021	11.36	.12	1.44	1.56	(.24 )	(.09 )	(.33 )	12.59	13.90	9.38		.38	.64	1.03
10/31/2020	11.30	.25	.17	.42	(.28 )	(.08 )	(.36 )	11.36	3.82	77.39		.39	.66	2.24
Class R-5E:
4/30/2025[6,7]	11.97	.20	.13	.33	(.23 )	—	(.23 )	12.07	2.83 [8]	2	.16 [9]	.16 [9]	.44 [9]	3.35 [9]
10/31/2024	10.52	.39	1.46	1.85	(.40 )	—	(.40 )	11.97	17.74	1.15		.15	.43	3.38
10/31/2023	10.75	.40	(.24 )	.16	(.39 )	—	(.39 )	10.52	1.35	— [11]	.14	.14	.41	3.61
10/31/2022	12.58	.32	(1.71)	(1.39)	(.32 )	(.12 )	(.44 )	10.75	(11.34)	— [11]	.12	.12	.38	2.70
10/31/2021	11.43	.23	1.38	1.61	(.37 )	(.09 )	(.46 )	12.58	14.32	— [11]	.10	.09	.35	1.86
10/31/2020	11.31	.30	.14	.44	(.24 )	(.08 )	(.32 )	11.43	3.92	— [11]	.21	.20	.47	2.70
Class R-5:
4/30/2025[6,7]	11.91	.22	.12	.34	(.24 )	—	(.24 )	12.01	2.88 [8]	1	.07 [9]	.07 [9]	.35 [9]	3.69 [9]
10/31/2024	10.46	.40	1.46	1.86	(.41 )	—	(.41 )	11.91	17.93	— [11]	.07	.07	.35	3.52
10/31/2023	10.69	.47	(.31 )	.16	(.39 )	—	(.39 )	10.46	1.41	— [11]	.08	.08	.35	4.25
10/31/2022	12.52	.45	(1.83)	(1.38)	(.33 )	(.12 )	(.45 )	10.69	(11.34)	1.03		.03	.29	3.76
10/31/2021	11.38	.27	1.34	1.61	(.38 )	(.09 )	(.47 )	12.52	14.33	2.04		.04	.30	2.18
10/31/2020	11.33	.28	.17	.45	(.32 )	(.08 )	(.40 )	11.38	4.03	2.08		.08	.35	2.41
Class R-6:
4/30/2025[6,7]	11.90	.23	.12	.35	(.24 )	—	(.24 )	12.01	2.99 [8]	44	.02 [9]	.02 [9]	.30 [9]	3.94 [9]
10/31/2024	10.46	.41	1.44	1.85	(.41 )	—	(.41 )	11.90	17.89	42.02		.02	.30	3.58
10/31/2023	10.69	.40	(.23 )	.17	(.40 )	—	(.40 )	10.46	1.47	38.02		.02	.29	3.67
10/31/2022	12.52	.33	(1.71)	(1.38)	(.33 )	(.12 )	(.45 )	10.69	(11.31)	28.02		.02	.28	2.82
10/31/2021	11.38	.27	1.34	1.61	(.38 )	(.09 )	(.47 )	12.52	14.35	31.03		.03	.29	2.21
10/31/2020	11.32	.29	.17	.46	(.32 )	(.08 )	(.40 )	11.38	4.16	25.04		.04	.31	2.59
Refer to the end of the table(s) for footnote(s).

25	American Funds Retirement Income Portfolio Series

Financial highlights (continued)
Moderate Portfolio

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
4/30/2025[6,7]	$12.68	$.23	$.08	$.31	$(.23 )	$— [12]	$(.23 )	$12.76	2.54%[8]	$1,207	.31%[9]	.31%[9]	.60%[9]	3.65%[9]
10/31/2024	10.86	.39	1.86	2.25	(.39 )	(.04 )	(.43 )	12.68	20.94	1,199.31		.31	.60	3.24
10/31/2023	11.12	.38	(.05 )	.33	(.38 )	(.21 )	(.59 )	10.86	2.79	1,029.30		.30	.60	3.37
10/31/2022	13.06	.31	(1.77)	(1.46)	(.32 )	(.16 )	(.48 )	11.12	(11.49)	1,053.32		.32	.62	2.58
10/31/2021	11.34	.27	1.91	2.18	(.33 )	(.13 )	(.46 )	13.06	19.52	1,189.32		.32	.60	2.15
10/31/2020	11.58	.29	(.08 )	.21	(.31 )	(.14 )	(.45 )	11.34	1.82	908.35		.35	.62	2.51
Class C:
4/30/2025[6,7]	12.62	.18	.09	.27	(.19 )	— [12]	(.19 )	12.70	2.17 [8]	78	1.04 [9]	1.04 [9]	1.33 [9]	2.93 [9]
10/31/2024	10.80	.31	1.85	2.16	(.30 )	(.04 )	(.34 )	12.62	20.15	84	1.04	1.04	1.33	2.54
10/31/2023	11.06	.30	(.06 )	.24	(.29 )	(.21 )	(.50 )	10.80	2.02	88	1.04	1.04	1.34	2.64
10/31/2022	12.99	.23	(1.77)	(1.54)	(.23 )	(.16 )	(.39 )	11.06	(12.13)	100	1.04	1.04	1.34	1.87
10/31/2021	11.29	.18	1.89	2.07	(.24 )	(.13 )	(.37 )	12.99	18.59	119	1.04	1.04	1.32	1.43
10/31/2020	11.53	.21	(.08 )	.13	(.23 )	(.14 )	(.37 )	11.29	1.10	93	1.05	1.05	1.32	1.83
Class T:
4/30/2025[6,7]	12.68	.25	.08	.33	(.25 )	— [12]	(.25 )	12.76	2.69 [8,10]	— [11]	.02 [9,10]	.02 [9,10]	.31 [9,10]	3.95 [9,10]
10/31/2024	10.86	.43	1.86	2.29	(.43 )	(.04 )	(.47 )	12.68	21.28 [10]	— [11]	.02 [10]	.02 [10]	.31 [10]	3.54 [10]
10/31/2023	11.12	.42	(.06 )	.36	(.41 )	(.21 )	(.62 )	10.86	3.07 [10]	— [11]	.02 [10]	.02 [10]	.32 [10]	3.67 [10]
10/31/2022	13.06	.35	(1.77)	(1.42)	(.36 )	(.16 )	(.52 )	11.12	(11.24)[10]	— [11]	.05 [10]	.05 [10]	.35 [10]	2.87 [10]
10/31/2021	11.34	.31	1.90	2.21	(.36 )	(.13 )	(.49 )	13.06	19.83 [10]	— [11]	.05 [10]	.05 [10]	.33 [10]	2.44 [10]
10/31/2020	11.58	.32	(.08 )	.24	(.34 )	(.14 )	(.48 )	11.34	2.11 [10]	— [11]	.06 [10]	.06 [10]	.33 [10]	2.83 [10]
Class F-1:
4/30/2025[6,7]	12.68	.23	.08	.31	(.23 )	— [12]	(.23 )	12.76	2.51 [8]	14	.36 [9]	.36 [9]	.65 [9]	3.62 [9]
10/31/2024	10.86	.39	1.85	2.24	(.38 )	(.04 )	(.42 )	12.68	20.85	15.37		.37	.66	3.20
10/31/2023	11.12	.37	(.05 )	.32	(.37 )	(.21 )	(.58 )	10.86	2.71	16.37		.37	.67	3.29
10/31/2022	13.06	.31	(1.78)	(1.47)	(.31 )	(.16 )	(.47 )	11.12	(11.54)	18.37		.37	.67	2.54
10/31/2021	11.34	.27	1.90	2.17	(.32 )	(.13 )	(.45 )	13.06	19.46	22.37		.37	.65	2.14
10/31/2020	11.58	.28	(.07 )	.21	(.31 )	(.14 )	(.45 )	11.34	1.82	20.37		.37	.64	2.48
Class F-2:
4/30/2025[6,7]	12.70	.24	.10	.34	(.25 )	— [12]	(.25 )	12.79	2.72 [8]	147	.10 [9]	.10 [9]	.39 [9]	3.84 [9]
10/31/2024	10.88	.42	1.86	2.28	(.42 )	(.04 )	(.46 )	12.70	21.13	145.11		.11	.40	3.45
10/31/2023	11.13	.40	(.04 )	.36	(.40 )	(.21 )	(.61 )	10.88	3.07	137.11		.11	.41	3.55
10/31/2022	13.08	.34	(1.78)	(1.44)	(.35 )	(.16 )	(.51 )	11.13	(11.36)	135.11		.11	.41	2.78
10/31/2021	11.36	.30	1.90	2.20	(.35 )	(.13 )	(.48 )	13.08	19.73	140.11		.11	.39	2.36
10/31/2020	11.60	.31	(.08 )	.23	(.33 )	(.14 )	(.47 )	11.36	2.05	100.12		.12	.39	2.74
Class F-3:
4/30/2025[6,7]	12.69	.25	.08	.33	(.25 )	— [12]	(.25 )	12.77	2.69 [8]	17	.02 [9]	.02 [9]	.31 [9]	3.95 [9]
10/31/2024	10.86	.43	1.87	2.30	(.43 )	(.04 )	(.47 )	12.69	21.37	19.02		.02	.31	3.54
10/31/2023	11.12	.43	(.07 )	.36	(.41 )	(.21 )	(.62 )	10.86	3.07	14.02		.02	.32	3.73
10/31/2022	13.07	.34	(1.77)	(1.43)	(.36 )	(.16 )	(.52 )	11.12	(11.28)	17.02		.02	.32	2.84
10/31/2021	11.35	.30	1.91	2.21	(.36 )	(.13 )	(.49 )	13.07	19.85	16.02		.02	.30	2.37
10/31/2020	11.59	.33	(.09 )	.24	(.34 )	(.14 )	(.48 )	11.35	2.15	7.03		.03	.30	2.88
Class R-1:
4/30/2025[6,7]	12.61	.21	.06	.27	(.19 )	— [12]	(.19 )	12.69	2.17 [8]	1	1.03 [9]	1.03 [9]	1.32 [9]	3.32 [9]
10/31/2024	10.81	.31	1.84	2.15	(.31 )	(.04 )	(.35 )	12.61	20.05	3	1.03	1.03	1.32	2.56
10/31/2023	11.07	.30	(.06 )	.24	(.29 )	(.21 )	(.50 )	10.81	2.07	2	1.03	1.03	1.33	2.61
10/31/2022	13.01	.23	(1.77)	(1.54)	(.24 )	(.16 )	(.40 )	11.07	(12.13)	2	1.02	1.02	1.32	1.90
10/31/2021	11.33	.14	1.91	2.05	(.24 )	(.13 )	(.37 )	13.01	18.35	2	1.06	1.06	1.34	1.12
10/31/2020	11.57	.20	(.07 )	.13	(.23 )	(.14 )	(.37 )	11.33	1.10	1	1.08	1.08	1.35	1.78
Refer to the end of the table(s) for footnote(s).

American Funds Retirement Income Portfolio Series	26

Financial highlights (continued)
Moderate Portfolio (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-2:
4/30/2025[6,7]	$12.64	$.19	$.08	$.27	$(.20 )	$— [12]	$(.20 )	$12.71	2.15%[8]	$3	.93%[9]	.93%[9]	1.22%[9]	3.02%[9]
10/31/2024	10.82	.31	1.87	2.18	(.32 )	(.04 )	(.36 )	12.64	20.32	3.91		.91	1.20	2.60
10/31/2023	11.08	.31	(.05 )	.26	(.31 )	(.21 )	(.52 )	10.82	2.19	2.90		.90	1.20	2.74
10/31/2022	13.01	.24	(1.77)	(1.53)	(.24 )	(.16 )	(.40 )	11.08	(12.05)	2.85		.85	1.15	1.97
10/31/2021	11.30	.20	1.90	2.10	(.26 )	(.13 )	(.39 )	13.01	18.84	4.90		.90	1.18	1.58
10/31/2020	11.54	.23	(.08 )	.15	(.25 )	(.14 )	(.39 )	11.30	1.34	3.86		.86	1.13	2.06
Class R-2E:
4/30/2025[6,7]	12.70	.20	.09	.29	(.21 )	— [12]	(.21 )	12.78	2.34 [8,10]	— [11]	.70 [9,10]	.70 [9,10]	.99 [9,10]	3.25 [9,10]
10/31/2024	10.88	.35	1.86	2.21	(.35 )	(.04 )	(.39 )	12.70	20.45 [10]	— [11]	.69 [10]	.69 [10]	.98 [10]	2.84 [10]
10/31/2023	11.14	.34	(.06 )	.28	(.33 )	(.21 )	(.54 )	10.88	2.40 [10]	— [11]	.68 [10]	.68 [10]	.98 [10]	2.96 [10]
10/31/2022	13.08	.27	(1.77)	(1.50)	(.28 )	(.16 )	(.44 )	11.14	(11.78)[10]	— [11]	.66 [10]	.66 [10]	.96 [10]	2.24 [10]
10/31/2021	11.36	.23	1.91	2.14	(.29 )	(.13 )	(.42 )	13.08	19.10 [10]	— [11]	.68 [10]	.66 [10]	.94 [10]	1.82 [10]
10/31/2020	11.59	.25	(.09 )	.16	(.25 )	(.14 )	(.39 )	11.36	1.42 [10]	— [11]	.75 [10]	.74 [10]	1.01 [10]	2.19 [10]
Class R-3:
4/30/2025[6,7]	12.65	.21	.09	.30	(.22 )	— [12]	(.22 )	12.73	2.41 [8]	7	.60 [9]	.60 [9]	.89 [9]	3.38 [9]
10/31/2024	10.84	.36	1.86	2.22	(.37 )	(.04 )	(.41 )	12.65	20.65	7.55		.55	.84	2.96
10/31/2023	11.10	.35	(.04 )	.31	(.36 )	(.21 )	(.57 )	10.84	2.62	5.49		.49	.79	3.08
10/31/2022	13.04	.30	(1.79)	(1.49)	(.29 )	(.16 )	(.45 )	11.10	(11.76)	2.54		.54	.84	2.44
10/31/2021	11.33	.22	1.92	2.14	(.30 )	(.13 )	(.43 )	13.04	19.17	4.59		.59	.87	1.75
10/31/2020	11.57	.25	(.07 )	.18	(.28 )	(.14 )	(.42 )	11.33	1.61	1.59		.59	.86	2.22
Class R-4:
4/30/2025[6,7]	12.68	.22	.09	.31	(.24 )	— [12]	(.24 )	12.75	2.47 [8]	3	.33 [9]	.33 [9]	.62 [9]	3.47 [9]
10/31/2024	10.85	.39	1.87	2.26	(.39 )	(.04 )	(.43 )	12.68	21.00	2.34		.34	.63	3.23
10/31/2023	11.11	.39	(.07 )	.32	(.37 )	(.21 )	(.58 )	10.85	2.75	2.35		.35	.65	3.39
10/31/2022	13.06	.30	(1.77)	(1.47)	(.32 )	(.16 )	(.48 )	11.11	(11.58)	2.35		.35	.65	2.49
10/31/2021	11.34	.26	1.92	2.18	(.33 )	(.13 )	(.46 )	13.06	19.54	1.34		.34	.62	2.02
10/31/2020	11.58	.31	(.10 )	.21	(.31 )	(.14 )	(.45 )	11.34	1.83	1.33		.33	.60	2.76
Class R-5E:
4/30/2025[6,7]	12.69	.23	.09	.32	(.24 )	— [12]	(.24 )	12.77	2.60 [8]	— [11]	.20 [9]	.20 [9]	.49 [9]	3.66 [9]
10/31/2024	10.87	.42	1.85	2.27	(.41 )	(.04 )	(.45 )	12.69	21.10	— [11]	.17	.17	.46	3.41
10/31/2023	11.13	.39	(.05 )	.34	(.39 )	(.21 )	(.60 )	10.87	2.95	— [11]	.15	.15	.45	3.44
10/31/2022	13.07	.33	(1.77)	(1.44)	(.34 )	(.16 )	(.50 )	11.13	(11.32)	— [11]	.16	.16	.46	2.78
10/31/2021	11.36	.24	1.96	2.20	(.36 )	(.13 )	(.49 )	13.07	19.72	— [11]	.14	.12	.40	1.89
10/31/2020	11.59	.33	(.08 )	.25	(.34 )	(.14 )	(.48 )	11.36	2.19	— [11]	.23	.04	.31	2.85
Class R-5:
4/30/2025[6,7]	12.73	.23	.11	.34	(.25 )	— [12]	(.25 )	12.82	2.74 [8]	1	.07 [9]	.07 [9]	.36 [9]	3.69 [9]
10/31/2024	10.90	.42	1.87	2.29	(.42 )	(.04 )	(.46 )	12.73	21.23	— [11]	.07	.07	.36	3.45
10/31/2023	11.16	.41	(.06 )	.35	(.40 )	(.21 )	(.61 )	10.90	3.01	— [11]	.07	.07	.37	3.59
10/31/2022	13.11	.35	(1.79)	(1.44)	(.35 )	(.16 )	(.51 )	11.16	(11.29)	— [11]	.07	.07	.37	2.84
10/31/2021	11.38	.30	1.92	2.22	(.36 )	(.13 )	(.49 )	13.11	19.81	1.07		.07	.35	2.31
10/31/2020	11.60	.33	(.10 )	.23	(.31 )	(.14 )	(.45 )	11.38	2.02	— [11]	.14	.10	.37	2.83
Class R-6:
4/30/2025[6,7]	12.71	.24	.10	.34	(.25 )	— [12]	(.25 )	12.80	2.76 [8]	12	.02 [9]	.02 [9]	.31 [9]	3.84 [9]
10/31/2024	10.89	.43	1.86	2.29	(.43 )	(.04 )	(.47 )	12.71	21.22	10.02		.02	.31	3.51
10/31/2023	11.14	.38	(.01 )	.37	(.41 )	(.21 )	(.62 )	10.89	3.16	8.02		.02	.32	3.36
10/31/2022	13.09	.35	(1.78)	(1.43)	(.36 )	(.16 )	(.52 )	11.14	(11.27)	4.02		.02	.32	2.88
10/31/2021	11.37	.29	1.92	2.21	(.36 )	(.13 )	(.49 )	13.09	19.81	4.02		.02	.30	2.28
10/31/2020	11.61	.33	(.09 )	.24	(.34 )	(.14 )	(.48 )	11.37	2.14	2.04		.04	.31	2.90
Refer to the end of the table(s) for footnote(s).

27	American Funds Retirement Income Portfolio Series

Financial highlights (continued)
Enhanced Portfolio

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
4/30/2025[6,7]	$13.86	$.25	$.03	$.28	$(.25 )	$(.01 )	$(.26 )	$13.88	2.03%[8]	$1,380	.32%[9]	.32%[9]	.62%[9]	3.68%[9]
10/31/2024	11.54	.40	2.36	2.76	(.40 )	(.04 )	(.44 )	13.86	24.24	1,359.30		.30	.60	3.08
10/31/2023	11.70	.37	.15	.52	(.37 )	(.31 )	(.68 )	11.54	4.43	1,113.30		.30	.60	3.07
10/31/2022	13.94	.32	(1.96)	(1.64)	(.32 )	(.28 )	(.60 )	11.70	(12.21)	1,082.34		.34	.64	2.46
10/31/2021	11.48	.30	2.51	2.81	(.31 )	(.04 )	(.35 )	13.94	24.73	1,162.31		.31	.60	2.25
10/31/2020	11.91	.32	(.26 )	.06	(.32 )	(.17 )	(.49 )	11.48	.50	834.35		.35	.64	2.73
Class C:
4/30/2025[6,7]	13.81	.21	.02	.23	(.20 )	(.01 )	(.21 )	13.83	1.66 [8]	69	1.04 [9]	1.04 [9]	1.34 [9]	2.99 [9]
10/31/2024	11.49	.31	2.35	2.66	(.30 )	(.04 )	(.34 )	13.81	23.41	75	1.04	1.04	1.34	2.39
10/31/2023	11.65	.28	.15	.43	(.28 )	(.31 )	(.59 )	11.49	3.65	75	1.04	1.04	1.34	2.35
10/31/2022	13.88	.23	(1.96)	(1.73)	(.22 )	(.28 )	(.50 )	11.65	(12.84)	85	1.04	1.04	1.34	1.77
10/31/2021	11.43	.20	2.50	2.70	(.21 )	(.04 )	(.25 )	13.88	23.86	103	1.04	1.04	1.33	1.54
10/31/2020	11.86	.24	(.27 )	(.03 )	(.23 )	(.17 )	(.40 )	11.43	(.22 )	83	1.05	1.05	1.34	2.04
Class T:
4/30/2025[6,7]	13.87	.28	.03	.31	(.28 )	(.01 )	(.29 )	13.89	2.18 [8,10]	— [11]	.02 [9,10]	.02 [9,10]	.32 [9,10]	3.99 [9,10]
10/31/2024	11.55	.44	2.36	2.80	(.44 )	(.04 )	(.48 )	13.87	24.56 [10]	— [11]	.02 [10]	.02 [10]	.32 [10]	3.38 [10]
10/31/2023	11.71	.41	.14	.55	(.40 )	(.31 )	(.71 )	11.55	4.71 [10]	— [11]	.02 [10]	.02 [10]	.32 [10]	3.37 [10]
10/31/2022	13.95	.36	(1.96)	(1.60)	(.36 )	(.28 )	(.64 )	11.71	(11.94)[10]	— [11]	.05 [10]	.05 [10]	.35 [10]	2.77 [10]
10/31/2021	11.48	.34	2.51	2.85	(.34 )	(.04 )	(.38 )	13.95	25.13 [10]	— [11]	.05 [10]	.05 [10]	.34 [10]	2.54 [10]
10/31/2020	11.91	.35	(.26 )	.09	(.35 )	(.17 )	(.52 )	11.48	.79 [10]	— [11]	.06 [10]	.06 [10]	.35 [10]	3.04 [10]
Class F-1:
4/30/2025[6,7]	13.87	.25	.03	.28	(.25 )	(.01 )	(.26 )	13.89	2.00 [8]	19	.38 [9]	.38 [9]	.68 [9]	3.63 [9]
10/31/2024	11.55	.40	2.35	2.75	(.39 )	(.04 )	(.43 )	13.87	24.10	19.39		.39	.69	3.02
10/31/2023	11.71	.36	.15	.51	(.36 )	(.31 )	(.67 )	11.55	4.31	17.38		.38	.68	3.00
10/31/2022	13.95	.31	(1.96)	(1.65)	(.31 )	(.28 )	(.59 )	11.71	(12.24)	24.39		.39	.69	2.43
10/31/2021	11.48	.29	2.52	2.81	(.30 )	(.04 )	(.34 )	13.95	24.72	27.38		.38	.67	2.23
10/31/2020	11.91	.31	(.26 )	.05	(.31 )	(.17 )	(.48 )	11.48	.45	26.39		.39	.68	2.71
Class F-2:
4/30/2025[6,7]	13.89	.27	.03	.30	(.27 )	(.01 )	(.28 )	13.91	2.13 [8]	258	.11 [9]	.11 [9]	.41 [9]	3.88 [9]
10/31/2024	11.56	.43	2.37	2.80	(.43 )	(.04 )	(.47 )	13.89	24.51	252.12		.12	.42	3.27
10/31/2023	11.72	.39	.15	.54	(.39 )	(.31 )	(.70 )	11.56	4.61	206.12		.12	.42	3.25
10/31/2022	13.96	.34	(1.95)	(1.61)	(.35 )	(.28 )	(.63 )	11.72	(12.00)	198.12		.12	.42	2.68
10/31/2021	11.50	.33	2.50	2.83	(.33 )	(.04 )	(.37 )	13.96	24.91	218.12		.12	.41	2.45
10/31/2020	11.93	.34	(.26 )	.08	(.34 )	(.17 )	(.51 )	11.50	.72	152.13		.13	.42	2.95
Class F-3:
4/30/2025[6,7]	13.87	.27	.04	.31	(.28 )	(.01 )	(.29 )	13.89	2.18 [8]	38	.02 [9]	.02 [9]	.32 [9]	3.97 [9]
10/31/2024	11.55	.44	2.36	2.80	(.44 )	(.04 )	(.48 )	13.87	24.56	38.02		.02	.32	3.33
10/31/2023	11.71	.40	.15	.55	(.40 )	(.31 )	(.71 )	11.55	4.71	30.02		.02	.32	3.33
10/31/2022	13.95	.35	(1.95)	(1.60)	(.36 )	(.28 )	(.64 )	11.71	(11.92)	28.02		.02	.32	2.77
10/31/2021	11.49	.33	2.52	2.85	(.35 )	(.04 )	(.39 )	13.95	25.06	27.02		.02	.31	2.49
10/31/2020	11.92	.36	(.27 )	.09	(.35 )	(.17 )	(.52 )	11.49	.83	14.03		.03	.32	3.09
Class R-1:
4/30/2025[6,7]	13.84	.20	.04	.24	(.21 )	(.01 )	(.22 )	13.86	1.68 [8]	1	1.03 [9]	1.03 [9]	1.33 [9]	2.94 [9]
10/31/2024	11.53	.31	2.35	2.66	(.31 )	(.04 )	(.35 )	13.84	23.32	1	1.02	1.02	1.32	2.39
10/31/2023	11.69	.28	.16	.44	(.29 )	(.31 )	(.60 )	11.53	3.72	1	1.01	1.01	1.31	2.29
10/31/2022	13.93	.22	(1.94)	(1.72)	(.24 )	(.28 )	(.52 )	11.69	(12.76)	1	1.00	1.00	1.30	1.72
10/31/2021	11.46	.16	2.55	2.71	(.20 )	(.04 )	(.24 )	13.93	23.82	1	1.02	1.02	1.31	1.18
10/31/2020	11.91	.26	(.28 )	(.02 )	(.26 )	(.17 )	(.43 )	11.46	(.16 )[10]	— [11]	1.02 [10]	1.02 [10]	1.31 [10]	2.27 [10]
Refer to the end of the table(s) for footnote(s).

American Funds Retirement Income Portfolio Series	28

Financial highlights (continued)
Enhanced Portfolio (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-2:
4/30/2025[6,7]	$13.78	$.21	$.03	$.24	$(.22 )	$(.01 )	$(.23 )	$13.79	1.72%[8]	$4	.85%[9]	.85%[9]	1.15%[9]	3.11%[9]
10/31/2024	11.47	.34	2.33	2.67	(.32 )	(.04 )	(.36 )	13.78	23.52	3.86		.86	1.16	2.64
10/31/2023	11.63	.29	.16	.45	(.30 )	(.31 )	(.61 )	11.47	3.85	4.90		.90	1.20	2.46
10/31/2022	13.86	.25	(1.95)	(1.70)	(.25 )	(.28 )	(.53 )	11.63	(12.67)	4.86		.86	1.16	1.93
10/31/2021	11.42	.23	2.49	2.72	(.24 )	(.04 )	(.28 )	13.86	24.06	4.86		.86	1.15	1.70
10/31/2020	11.85	.25	(.25 )	— [12]	(.26 )	(.17 )	(.43 )	11.42	.02	2.85		.85	1.14	2.19
Class R-2E:
4/30/2025[6,7]	13.86	.22	.03	.25	(.22 )	(.01 )	(.23 )	13.88	1.79 [8]	1	.80 [9]	.80 [9]	1.10 [9]	3.20 [9]
10/31/2024	11.54	.35	2.35	2.70	(.34 )	(.04 )	(.38 )	13.86	23.62	1.81		.81	1.11	2.68
10/31/2023	11.70	.31	.15	.46	(.31 )	(.31 )	(.62 )	11.54	3.90	1.80		.80	1.10	2.59
10/31/2022	13.95	.27	(1.97)	(1.70)	(.27 )	(.28 )	(.55 )	11.70	(12.60)	1.79		.79	1.09	2.14
10/31/2021	11.49	.24	2.52	2.76	(.26 )	(.04 )	(.30 )	13.95	24.21	— [11]	.77	.77	1.06	1.84
10/31/2020	11.92	.27	(.26 )	.01	(.27 )	(.17 )	(.44 )	11.49	.05 [10]	— [11]	.79 [10]	.79 [10]	1.08 [10]	2.29 [10]
Class R-3:
4/30/2025[6,7]	13.82	.23	.03	.26	(.24 )	(.01 )	(.25 )	13.83	1.84 [8]	7	.61 [9]	.61 [9]	.91 [9]	3.28 [9]
10/31/2024	11.51	.37	2.35	2.72	(.37 )	(.04 )	(.41 )	13.82	23.86	6.60		.60	.90	2.80
10/31/2023	11.67	.31	.18	.49	(.34 )	(.31 )	(.65 )	11.51	4.18	5.60		.60	.90	2.61
10/31/2022	13.91	.27	(1.94)	(1.67)	(.29 )	(.28 )	(.57 )	11.67	(12.41)	4.55		.55	.85	2.11
10/31/2021	11.45	.26	2.52	2.78	(.28 )	(.04 )	(.32 )	13.91	24.51	2.55		.55	.84	2.00
10/31/2020	11.89	.29	(.26 )	.03	(.30 )	(.17 )	(.47 )	11.45	.23	2.56		.56	.85	2.47
Class R-4:
4/30/2025[6,7]	13.88	.26	.02	.28	(.26 )	(.01 )	(.27 )	13.89	2.01 [8]	4	.21 [9]	.21 [9]	.51 [9]	3.82 [9]
10/31/2024	11.55	.45	2.33	2.78	(.41 )	(.04 )	(.45 )	13.88	24.41	5.20		.20	.50	3.43
10/31/2023	11.71	.37	.16	.53	(.38 )	(.31 )	(.69 )	11.55	4.47	6.24		.24	.54	3.11
10/31/2022	13.95	.31	(1.94)	(1.63)	(.33 )	(.28 )	(.61 )	11.71	(12.13)	5.26		.26	.56	2.46
10/31/2021	11.49	.30	2.52	2.82	(.32 )	(.04 )	(.36 )	13.95	24.78	4.28		.28	.57	2.22
10/31/2020	11.92	.32	(.25 )	.07	(.33 )	(.17 )	(.50 )	11.49	.59	1.27		.27	.56	2.74
Class R-5E:
4/30/2025[6,7]	13.87	.27	.03	.30	(.27 )	(.01 )	(.28 )	13.89	2.12 [8]	2	.15 [9]	.15 [9]	.45 [9]	3.91 [9]
10/31/2024	11.55	.41	2.37	2.78	(.42 )	(.04 )	(.46 )	13.87	24.41	2.14		.14	.44	3.13
10/31/2023	11.71	.38	.15	.53	(.38 )	(.31 )	(.69 )	11.55	4.53	1.18		.18	.48	3.16
10/31/2022	13.95	.37	(1.99)	(1.62)	(.34 )	(.28 )	(.62 )	11.71	(12.02)	1.15		.15	.45	2.97
10/31/2021	11.49	.30	2.53	2.83	(.33 )	(.04 )	(.37 )	13.95	24.92	1.14		.14	.43	2.23
10/31/2020	11.92	.35	(.27 )	.08	(.34 )	(.17 )	(.51 )	11.49	.69	— [11]	.17	.17	.46	2.97
Class R-5:
4/30/2025[6,7]	13.90	.20	.10	.30	(.27 )	(.01 )	(.28 )	13.92	2.14 [8]	— [11]	.09 [9]	.09 [9]	.39 [9]	2.96 [9]
10/31/2024	11.57	.43	2.37	2.80	(.43 )	(.04 )	(.47 )	13.90	24.53	— [11]	.10	.10	.40	3.29
10/31/2023	11.73	.40	.15	.55	(.40 )	(.31 )	(.71 )	11.57	4.66	— [11]	.06	.06	.36	3.33
10/31/2022	13.97	.37	(1.98)	(1.61)	(.35 )	(.28 )	(.63 )	11.73	(11.95)	— [11]	.08	.07	.37	2.84
10/31/2021	11.51	.34	2.50	2.84	(.34 )	(.04 )	(.38 )	13.97	25.00	— [11]	.11	.03	.32	2.56
10/31/2020	11.93	.36	(.26 )	.10	(.35 )	(.17 )	(.52 )	11.51	.86	— [11]	.22	.04	.33	3.06
Class R-6:
4/30/2025[6,7]	13.90	.27	.04	.31	(.28 )	(.01 )	(.29 )	13.92	2.18 [8]	13	.02 [9]	.02 [9]	.32 [9]	3.97 [9]
10/31/2024	11.57	.43	2.38	2.81	(.44 )	(.04 )	(.48 )	13.90	24.60	11.02		.02	.32	3.29
10/31/2023	11.73	.40	.15	.55	(.40 )	(.31 )	(.71 )	11.57	4.71	7.02		.02	.32	3.29
10/31/2022	13.97	.35	(1.95)	(1.60)	(.36 )	(.28 )	(.64 )	11.73	(11.90)	6.02		.02	.32	2.73
10/31/2021	11.50	.33	2.53	2.86	(.35 )	(.04 )	(.39 )	13.97	25.12	5.02		.02	.31	2.50
10/31/2020	11.93	.35	(.26 )	.09	(.35 )	(.17 )	(.52 )	11.50	.82	3.04		.04	.33	3.00
Refer to the end of the table(s) for footnote(s).

29	American Funds Retirement Income Portfolio Series

Financial highlights (continued)

Portfolio turnover rate for all share classes	Six months ended April 30, 2025[6,7,8]	Year ended October 31,
		2024	2023	2022	2021	2020
Conservative Portfolio	3%	12%	16%	15%	17%	5%
Moderate Portfolio	4	15	6	7	23	5
Enhanced Portfolio	2	16	4	6	18	15

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact(s) of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]
This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented.

[6]	Based on operations for a period that is less than a full year.
[7]	Unaudited.
[8]	Not annualized.
[9]	Annualized.
[10]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[11]	Amount less than $1 million.
[12]	Amount less than $.01.
Refer to the notes to financial statements.

American Funds Retirement Income Portfolio Series	30

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

31	American Funds Retirement Income Portfolio Series

Approval of Investment Advisory and Service Agreement

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2026. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2024. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with each fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the total expense levels of each fund to those of other relevant funds. They observed that each fund’s total expenses generally compared favorably to those of other similar funds included in the comparable Lipper category.
The board and the committee also reviewed the fee schedule of the funds (including the fees and total expenses of the underlying American Funds in which the funds invest) to those of other relevant funds. The board and the committee noted CRMC’s prior elimination of the entire advisory fee payable by the funds under the agreement. The board and committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the underlying American Funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the underlying funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for other amounts paid to CRMC by the funds.

American Funds Retirement Income Portfolio Series	32

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with each fund and the underlying American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the other amounts paid to CRMC by the funds.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the underlying funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s expense structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

33	American Funds Retirement Income Portfolio Series

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds Retirement Income Portfolio Series

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: July 07, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: July 07, 2025

By   /s/ Gregory F. Niland

Gregory F. Niland, Treasurer and

Principal Financial Officer

Date: July 07, 2025